First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.1%
	Austria — 3.0%
145,350	OMV AG	$8,267,551

	Belgium — 7.1%
152,809	Ageas S.A./N.V.	8,479,826
575,273	Proximus SADP	11,111,872
		19,591,698

	Finland — 5.7%
325,435	Fortum OYJ	8,975,654
173,152	Nokian Renkaat OYJ	6,990,960
		15,966,614

	France — 9.7%
98,394	Covivio	8,414,271
1,003,732	Orange S.A.	11,443,509
112,478	Publicis Groupe S.A.	7,194,004
		27,051,784

	Germany — 19.6%
31,392	Allianz SE	7,827,993
518,240	alstria office REIT-AG	9,580,081
101,616	Bayerische Motoren Werke AG (Preference Shares)	9,133,210
91,371	Deutsche Post AG	6,214,550
192,365	Evonik Industries AG	6,450,563
60,773	Porsche Automobil Holding SE (Preference Shares)	6,511,470
271,731	TAG Immobilien AG	8,622,187
		54,340,054

	Italy — 12.5%
269,261	Assicurazioni Generali S.p.A.	5,397,353
712,360	Poste Italiane S.p.A. (b) (c)	9,418,170
1,808,672	Snam S.p.A.	10,455,061
17,938,976	Telecom Italia S.p.A.	9,503,924
		34,774,508

	Luxembourg — 3.0%
312,501	Grand City Properties S.A.	8,441,066

	Netherlands — 4.1%
244,130	NN Group N.V.	11,515,375

	Sweden — 3.2%
651,654	Tele2 AB, Class B	8,878,473

	Switzerland — 10.3%
155,014	Holcim Ltd.	9,298,327
14,064	Swiss Life Holding AG	6,834,017
318,168	UBS Group AG	4,869,234
18,796	Zurich Insurance Group AG	7,540,746
		28,542,324

	United Kingdom — 20.9%
868,844	GlaxoSmithKline PLC	17,059,346
1,059,139	IG Group Holdings PLC	12,409,438

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
3,839,036	Legal & General Group PLC	$13,679,928
711,926	SSE PLC	14,777,012
		57,925,724

	Total Common Stocks — 99.1%	275,295,171
	(Cost $240,732,987)

	Money Market Funds — 0.1%
188,907	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	188,907
	(Cost $188,907)

	Total Investments — 99.2%	275,484,078
	(Cost $240,921,894) (e)
	Net Other Assets and Liabilities — 0.8%	2,282,451
	Net Assets — 100.0%	$277,766,529

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of June 30, 2021.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,927,788 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,365,604. The net unrealized appreciation was $34,562,184.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$275,295,171	$—	$—
Money Market Funds	188,907	—	—
Total Investments	$275,484,078	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	32.0%
Communication Services	17.5
Real Estate	12.7
Utilities	12.4
Consumer Discretionary	8.2
Health Care	6.2
Materials	5.7
Energy	3.0
Industrials	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	65.3%
British Pound Sterling	21.0
Swiss Franc	10.4
Swedish Krona	3.2
United States Dollar	0.1
Total	100.0%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Australia — 3.3%
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	$0
9,788	BWP Trust	31,271
9,175	Centuria Industrial REIT	25,597
10,718	Charter Hall Long Wale REIT	38,180
9,751	Charter Hall Retail REIT	27,789
28,519	Cromwell Property Group	18,714
21,655	Dexus	173,283
39,219	GPT Group (The)	144,120
5,967	Ingenia Communities Group	27,476
79,191	Mirvac Group	173,417
22,941	National Storage REIT	34,065
104,403	Scentre Group	214,534
21,714	Shopping Centres Australasia Property Group	41,037
48,020	Stockland	167,819
75,845	Vicinity Centres	87,880
15,801	Waypoint REIT	31,047
		1,236,229

	Austria — 0.2%
1,499	CA Immobilien Anlagen AG	62,477

	Belgium — 1.1%
723	Aedifica S.A.	95,417
104	Ascencio	5,938
432	Befimmo S.A.	17,160
593	Cofinimmo S.A.	90,284
460	Intervest Offices & Warehouses N.V.	12,463
49	Leasinvest Real Estate S.C.A.	3,904
242	Montea N.V.	28,466
203	Retail Estates N.V.	16,488
2,800	Warehouses De Pauw C.V.A.	106,907
405	Xior Student Housing N.V. (g)	24,396
		401,423

	Bermuda — 0.3%
23,317	Hongkong Land Holdings Ltd.	110,989

	Canada — 3.0%
2,527	Allied Properties Real Estate Investment Trust	91,837
2,106	Artis Real Estate Investment Trust	19,045
760	Boardwalk Real Estate Investment Trust	25,064
3,437	Canadian Apartment Properties REIT	161,147
4,323	Chartwell Retirement Residences	46,208
5,135	Choice Properties Real Estate Investment Trust	59,196
3,354	Cominar Real Estate Investment Trust	29,573
1,856	Crombie Real Estate Investment Trust	26,561
3,607	Dream Industrial Real Estate Investment Trust	44,462

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
744	Dream Office Real Estate Investment Trust	$13,780
4,354	First Capital Real Estate Investment Trust	61,819
1,162	Granite Real Estate Investment Trust	77,317
5,661	H&R Real Estate Investment Trust	73,069
2,592	InterRent Real Estate Investment Trust	35,254
2,046	Killam Apartment Real Estate Investment Trust	33,456
3,350	NorthWest Healthcare Properties Real Estate Investment Trust	34,403
6,363	RioCan Real Estate Investment Trust	113,339
2,604	SmartCentres Real Estate Investment Trust	61,697
3,119	Summit Industrial Income REIT	44,712
3,754	Tricon Residential, Inc.	43,185
1,369	WPT Industrial Real Estate Investment Trust	24,820
		1,119,944

	Cayman Islands — 1.4%
47,819	CK Asset Holdings Ltd.	330,113
33,533	Wharf Real Estate Investment Co., Ltd.	194,997
		525,110

	Finland — 0.3%
1,544	Citycon OYJ	13,154
3,922	Kojamo OYJ	89,615
		102,769

	France — 1.1%
784	Carmila S.A.	10,746
1,007	Covivio	86,115
1,037	Gecina S.A.	158,867
639	ICADE	55,160
3,697	Klepierre S.A.	95,258
1,231	Mercialys S.A.	14,903
		421,049

	Germany — 4.1%
3,579	alstria office REIT-AG	66,161
1,027	Deutsche EuroShop AG	24,355
6,922	Deutsche Wohnen SE	423,355
1,421	Hamborner REIT AG	15,129
1,452	LEG Immobilien SE	209,101
2,539	TAG Immobilien AG	80,564
146	TLG Immobilien AG	4,830
11,393	Vonovia SE	736,523
		1,560,018

	Guernsey — 0.2%
4,825	BMO Real Estate Investments Ltd.	4,739

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Guernsey (Continued)
7,401	Regional REIT Ltd. (g) (h)	$8,784
9,879	Schroder Real Estate Investment Trust Ltd.	6,669
19,468	Sirius Real Estate Ltd.	29,784
7,984	Standard Life Investment Property Income Trust Ltd.	7,731
		57,707

	Hong Kong — 3.8%
40,050	Champion REIT	22,541
41,072	Hang Lung Properties Ltd.	99,767
25,735	Henderson Land Development Co., Ltd.	121,975
12,488	Hysan Development Co., Ltd.	49,779
41,830	Link REIT	405,408
28,790	New World Development Co., Ltd.	149,618
69,656	Sino Land Co., Ltd.	109,809
28,532	Sun Hung Kai Properties Ltd.	425,171
21,230	Swire Properties Ltd.	63,299
		1,447,367

	Ireland — 0.1%
13,324	Hibernia REIT PLC	19,591
8,904	Irish Residential Properties REIT PLC	16,069
		35,660

	Israel — 0.2%
2,964	Amot Investments Ltd.	19,438
736	Azrieli Group Ltd.	51,811
		71,249

	Italy — 0.0%
1,312	Immobiliare Grande Distribuzione SIIQ S.p.A.	6,316

	Japan — 10.7%
14	Activia Properties, Inc.	66,286
26	Advance Residence Investment Corp.	86,593
2,423	AEON Mall Co., Ltd.	37,317
31	AEON REIT Investment Corp.	45,902
13	Comforia Residential REIT, Inc.	40,956
41	Daiwa House REIT Investment Corp.	120,865
5	Daiwa Office Investment Corp.	34,790
40	Daiwa Securities Living Investments Corp.	43,494
10	Frontier Real Estate Investment Corp.	46,717
15	Fukuoka REIT Corp.	25,249
19	Global One Real Estate Investment Corp.	21,412
83	GLP J-REIT	143,146
17	Heiwa Real Estate REIT, Inc.	26,779
4	Hoshino Resorts REIT, Inc.	24,304

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
7,267	Hulic Co., Ltd.	$81,766
24	Hulic REIT, Inc.	40,419
24	Ichigo Office REIT Investment Corp.	21,344
39	Industrial & Infrastructure Fund Investment Corp.	74,388
173	Invesco Office J-REIT, Inc.	35,333
99	Invincible Investment Corp.	38,140
25	Japan Excellent, Inc.	35,735
90	Japan Hotel REIT Investment Corp.	53,954
17	Japan Logistics Fund, Inc.	51,109
138	Japan Metropolitan Fund Invest	149,558
17	Japan Prime Realty Investment Corp.	66,565
26	Japan Real Estate Investment Corp.	159,845
8	Kenedix Office Investment Corp.	56,384
19	Kenedix Residential Next Investment Corp.	41,063
12	Kenedix Retail REIT Corp.	32,459
35	LaSalle Logiport REIT	59,103
22,842	Mitsubishi Estate Co., Ltd.	369,374
8	Mitsubishi Estate Logistics REIT Investment Corp.	35,393
18,453	Mitsui Fudosan Co., Ltd.	427,378
10	Mitsui Fudosan Logistics Park, Inc.	53,288
32	Mori Hills REIT Investment Corp.	47,988
20	Mori Trust Sogo REIT, Inc.	28,282
10	Nippon Accommodations Fund, Inc.	57,698
30	Nippon Building Fund, Inc.	187,137
45	Nippon Prologis REIT, Inc.	143,188
9	NIPPON REIT Investment Corp.	36,982
2,320	Nomura Real Estate Holdings, Inc.	58,848
90	Nomura Real Estate Master Fund, Inc.	144,282
26	NTT UD REIT Investment Corp.	38,405
53	Orix JREIT, Inc.	101,997
80	Sekisui House REIT, Inc.	66,250
7,879	Sumitomo Realty & Development Co., Ltd.	281,558
4,050	Tokyo Tatemono Co., Ltd.	57,745
18	Tokyu REIT, Inc.	33,199
60	United Urban Investment Corp.	86,791
		4,016,758

	Jersey — 0.0%
1,659	Phoenix Spree Deutschland Ltd.	9,157

	Luxembourg — 0.8%
1,834	ADLER Group S.A. (g) (h)	48,234
24,136	Aroundtown S.A.	188,314
1,918	Grand City Properties S.A.	51,808
505	Shurgard Self Storage S.A.	24,371
		312,727

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Multi-National — 0.6%
2,714	Unibail-Rodamco-Westfield (e)	$234,891

	Netherlands — 0.2%
962	Eurocommercial Properties N.V., CVA	23,932
371	NSI N.V.	14,319
345	Vastned Retail N.V.	10,104
811	Wereldhave N.V.	13,819
		62,174

	New Zealand — 0.2%
21,964	Goodman Property Trust	35,388
31,584	Kiwi Property Group Ltd.	25,720
21,243	Precinct Properties New Zealand Ltd.	23,758
		84,866

	Norway — 0.2%
3,355	Entra ASA (g) (h)	76,684

	Singapore — 2.9%
65,656	Ascendas Real Estate Investment Trust	144,036
36,076	Ascott Residence Trust	26,828
87,797	CapitaLand Integrated Commercial Trust	136,458
51,834	CapitaLand Ltd.	143,009
15,967	CDL Hospitality Trusts	14,605
9,420	City Developments Ltd.	51,069
26,976	Fortune Real Estate Investment Trust	28,907
21,673	Frasers Centrepoint Trust	39,165
53,064	Frasers Logistics & Commercial Trust (g)	56,825
24,394	Keppel DC REIT	45,171
42,793	Keppel REIT	37,552
29,076	Manulife US Real Estate Investment Trust (g)	22,970
44,066	Mapletree Commercial Trust	70,783
37,282	Mapletree Industrial Trust	78,462
57,777	Mapletree Logistics Trust	88,081
7,759	Parkway Life Real Estate Investment Trust	26,485
41,779	Suntec Real Estate Investment Trust	45,361
9,915	UOL Group Ltd.	53,826
		1,109,593

	Spain — 0.4%
6,498	Inmobiliaria Colonial Socimi S.A.	65,608
1,206	Lar Espana Real Estate Socimi S.A.	7,014
6,673	Merlin Properties Socimi S.A.	69,124
		141,746

	Sweden — 2.5%
902	Atrium Ljungberg AB, Class B	20,542
5,459	Castellum AB	138,929

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
547	Catena AB	$29,286
13,522	Corem Property Group AB, Class B	30,621
1,687	Dios Fastigheter AB	17,475
5,183	Fabege AB	83,152
2,024	Fastighets AB Balder, Class B (e)	127,001
2,157	Hufvudstaden AB, Class A	36,672
1,239	K-fast Holding AB (e) (g)	9,048
145	Klovern AB, Class B	290
3,784	Kungsleden AB	45,807
3,529	Nyfosa AB	47,710
1,775	Pandox AB (e)	29,535
1,084	Platzer Fastigheter Holding AB, Class B	16,441
3,456	Sagax AB, Class B	102,653
20,000	Samhallsbyggnadsbolaget i Norden AB	83,804
3,276	Wallenstam AB, Class B	51,831
2,667	Wihlborgs Fastigheter AB	57,871
		928,668

	Switzerland — 1.0%
282	Allreal Holding AG	55,531
59	Hiag Immobilien Holding AG	6,504
23	Intershop Holding AG	15,114
130	Mobimo Holding AG	42,713
178	Peach Property Group AG	10,581
865	PSP Swiss Property AG	109,849
1,511	Swiss Prime Site AG	149,916
		390,208

	United Kingdom — 4.3%
5,024	Aberdeen Standard European Logistics Income PLC (g) (h)	8,270
52,883	Assura PLC	54,170
3,250	Big Yellow Group PLC	58,759
18,601	British Land (The) Co. PLC	127,341
14,788	Capital & Counties Properties PLC (e)	32,996
12,519	Civitas Social Housing PLC (g)	19,984
3,139	CLS Holdings PLC	10,443
7,799	Custodian REIT PLC	10,497
2,027	Derwent London PLC	93,091
11,797	Empiric Student Property PLC (e)	14,050
9,157	GCP Student Living PLC	20,394
13,315	Grainger PLC	52,493
5,097	Great Portland Estates PLC	50,025
81,617	Hammerson PLC	42,033
2,028	Helical PLC	12,203
5,208	Impact Healthcare REIT PLC (g)	8,011
14,334	Land Securities Group PLC	133,920
17,711	LondonMetric Property PLC	56,692
12,501	LXI REIT PLC (g)	23,034
6,081	NewRiver REIT PLC (e)	7,276

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
26,388	Primary Health Properties PLC	$56,177
9,365	PRS REIT (The) PLC	13,214
4,123	Safestore Holdings PLC	54,011
24,085	Segro PLC	364,652
5,595	Shaftesbury PLC	44,077
10,287	Target Healthcare REIT PLC	16,421
7,338	Triple Point Social Housing REIT PLC (g) (h)	10,597
34,586	Tritax Big Box REIT PLC	93,915
12,382	Tritax EuroBox PLC (g) (h)	18,464
6,402	UNITE Group (The) PLC	95,112
2,685	Workspace Group PLC	30,976
		1,633,298

	United States — 56.5%
1,691	Acadia Realty Trust	37,134
1,341	Agree Realty Corp.	94,527
43	Alexander’s, Inc.	11,522
2,938	Alexandria Real Estate Equities, Inc.	534,540
996	American Assets Trust, Inc.	37,141
2,749	American Campus Communities, Inc.	128,433
2,183	American Finance Trust, Inc.	18,512
5,582	American Homes 4 Rent, Class A	216,861
5,071	Americold Realty Trust	191,937
3,139	Apartment Income REIT Corp.	148,883
2,972	Apartment Investment and Management Co., Class A	19,942
4,191	Apple Hospitality REIT, Inc.	63,955
1,191	Armada Hoffler Properties, Inc.	15,828
2,801	AvalonBay Communities, Inc.	584,541
3,136	Boston Properties, Inc.	359,354
3,386	Brandywine Realty Trust	46,422
5,945	Brixmor Property Group, Inc.	136,081
2,839	Broadstone Net Lease, Inc.	66,461
646	Brookfield Property REIT, Inc., Class A	12,203
1,898	Camden Property Trust	251,808
1,926	CareTrust REIT, Inc.	44,741
264	Centerspace	20,830
2,288	Columbia Property Trust, Inc.	39,788
465	Community Healthcare Trust, Inc.	22,069
855	CoreSite Realty Corp.	115,083
2,254	Corporate Office Properties Trust	63,090
2,977	Cousins Properties, Inc.	109,494
4,032	CubeSmart	186,762
2,460	CyrusOne, Inc.	175,939
4,173	DiamondRock Hospitality Co. (e)	40,478
5,639	Digital Realty Trust, Inc.	848,444
9,540	DigitalBridge Group, Inc. (e)	75,366
4,735	Diversified Healthcare Trust	19,792
3,340	Douglas Emmett, Inc.	112,291
7,519	Duke Realty Corp.	356,025
1,682	Easterly Government Properties, Inc.	35,457

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
793	EastGroup Properties, Inc.	$130,409
2,853	Empire State Realty Trust, Inc., Class A	34,236
1,486	EPR Properties (e)	78,283
899	Equinix, Inc.	721,537
2,341	Equity Commonwealth	61,334
3,490	Equity LifeStyle Properties, Inc.	259,342
7,405	Equity Residential	570,185
2,335	Essential Properties Realty Trust, Inc.	63,138
1,302	Essex Property Trust, Inc.	390,613
2,635	Extra Space Storage, Inc.	431,666
1,549	Federal Realty Investment Trust	181,496
2,584	First Industrial Realty Trust, Inc.	134,962
1,518	Four Corners Property Trust, Inc.	41,912
2,059	Franklin Street Properties Corp.	10,830
4,428	Gaming and Leisure Properties, Inc.	205,149
796	Getty Realty Corp.	24,795
1,916	Global Net Lease, Inc.	35,446
2,827	Healthcare Realty Trust, Inc.	85,375
4,370	Healthcare Trust of America, Inc., Class A	116,679
10,829	Healthpeak Properties, Inc.	360,497
2,063	Highwoods Properties, Inc.	93,186
14,044	Host Hotels & Resorts, Inc. (e)	240,012
2,947	Hudson Pacific Properties, Inc.	81,986
2,038	Independence Realty Trust, Inc.	37,153
1,296	Industrial Logistics Properties Trust	33,877
473	Innovative Industrial Properties, Inc.	90,353
11,405	Invitation Homes, Inc.	425,293
2,488	JBG SMITH Properties	78,397
2,397	Kennedy-Wilson Holdings, Inc.	47,628
2,331	Kilroy Realty Corp.	162,331
8,291	Kimco Realty Corp.	172,867
1,664	Kite Realty Group Trust	36,625
5,474	Lexington Realty Trust	65,414
1,533	Life Storage, Inc.	164,568
776	LTC Properties, Inc.	29,791
3,944	Macerich (The) Co.	71,978
1,752	Mack-Cali Realty Corp.	30,047
11,639	Medical Properties Trust, Inc.	233,944
2,287	Mid-America Apartment Communities, Inc.	385,177
1,901	Monmouth Real Estate Investment Corp.	35,587
873	National Health Investors, Inc.	58,535
3,507	National Retail Properties, Inc.	164,408
1,400	National Storage Affiliates Trust	70,784
444	NexPoint Residential Trust, Inc.	24,411
955	Office Properties Income Trust	27,991
4,721	Omega Healthcare Investors, Inc.	171,325
3,725	Paramount Group, Inc.	37,511
4,715	Park Hotels & Resorts, Inc. (e)	97,176
2,594	Pebblebrook Hotel Trust	61,089

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
4,303	Physicians Realty Trust	$79,476
2,475	Piedmont Office Realty Trust, Inc., Class A	45,713
14,821	Prologis, Inc.	1,771,554
401	PS Business Parks, Inc.	59,380
3,029	Public Storage	910,790
1,371	QTS Realty Trust, Inc., Class A	105,978
7,508	Realty Income Corp.	501,084
3,392	Regency Centers Corp.	217,325
2,320	Retail Opportunity Investments Corp.	40,971
4,281	Retail Properties of America, Inc., Class A	49,018
2,695	Rexford Industrial Realty, Inc.	153,480
3,266	RLJ Lodging Trust	49,741
1,608	RPT Realty	20,872
1,073	Ryman Hospitality Properties, Inc. (e)	84,724
4,303	Sabra Health Care REIT, Inc.	78,315
357	Safehold, Inc.	28,025
3,275	Service Properties Trust	41,265
6,554	Simon Property Group, Inc.	855,166
3,457	SITE Centers Corp.	52,062
1,409	SL Green Realty Corp.	112,720
2,302	Spirit Realty Capital, Inc.	110,128
3,210	STAG Industrial, Inc.	120,150
4,906	STORE Capital Corp.	169,306
2,070	Summit Hotel Properties, Inc. (e)	19,313
2,220	Sun Communities, Inc.	380,508
4,289	Sunstone Hotel Investors, Inc. (e)	53,269
1,979	Tanger Factory Outlet Centers, Inc.	37,304
1,368	Terreno Realty Corp.	88,263
5,932	UDR, Inc.	290,549
256	Universal Health Realty Income Trust	15,757
2,311	Urban Edge Properties	44,140
7,531	Ventas, Inc.	430,020
4,597	VEREIT, Inc.	211,140
10,788	VICI Properties, Inc.	334,644
3,524	Vornado Realty Trust	164,465
1,690	Washington Real Estate Investment Trust	38,870
2,399	Weingarten Realty Investors	76,936
8,393	Welltower, Inc.	697,458
3,545	WP Carey, Inc.	264,528
2,273	Xenia Hotels & Resorts, Inc. (e)	42,573
		21,256,042

	Total Common Stocks — 99.4%	37,415,119
	(Cost $33,050,504)

Shares	Description	Value
	Investment Companies (a) — 0.1%
	Guernsey — 0.1%
10,591	BMO Commercial Property Trust Ltd.	$13,273
11,008	Picton Property Income Ltd.	13,248
14,805	UK Commercial Property REIT Ltd.	15,667

	Total Investment Companies — 0.1%	42,188
	(Cost $48,169)

	Money Market Funds — 0.2%
77,470	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (i)	77,470
	(Cost $77,470)

	Total Investments — 99.7%	37,534,777
	(Cost $33,176,143) (j)
	Net Other Assets and Liabilities — 0.3%	114,599
	Net Assets — 100.0%	$37,649,376

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of June 30, 2021.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,005,624 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,646,990. The net unrealized appreciation was $4,358,634.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,236,229	$1,236,229	$—	$—	**
Other Country Categories*	36,178,890	36,178,890	—	—
Investment Companies*	42,188	42,188	—	—
Money Market Funds	77,470	77,470	—	—
Total Investments	$37,534,777	$37,534,777	$—	$—	**

* See Portfolio of Investments for Country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	57.3%
Japanese Yen	10.7
Euro	8.9
Hong Kong Dollar	5.3
British Pound Sterling	4.7
Australian Dollar	3.3
Canadian Dollar	2.9
Singapore Dollar	2.8
Swedish Krona	2.5
Swiss Franc	1.0
New Zealand Dollar	0.2
Norwegian Krone	0.2
Israeli Shekel	0.2
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 3.0%
536,596	Fortescue Metals Group Ltd.	$9,392,502
138,994	JB Hi-Fi Ltd.	5,272,395
		14,664,897

	Belgium — 0.9%
79,173	Ageas S.A./N.V.	4,393,545

	Bermuda — 4.0%
764,181	CK Infrastructure Holdings Ltd.	4,556,957
1,470,958	Kerry Properties Ltd.	4,849,957
94,577	Lazard Ltd., Class A	4,279,609
568,684	VTech Holdings Ltd.	5,987,651
		19,674,174

	Canada — 14.7%
63,543	Bank of Nova Scotia (The)	4,132,653
114,818	BCE, Inc.	5,662,169
41,515	Canadian Imperial Bank of Commerce	4,725,864
191,703	Canadian Utilities Ltd., Class A	5,319,928
170,938	Great-West Lifeco, Inc.	5,077,393
177,242	IGM Financial, Inc.	6,256,946
291,980	Labrador Iron Ore Royalty Corp.	11,063,489
118,480	Laurentian Bank of Canada	4,175,856
168,987	Manulife Financial Corp.	3,326,301
187,876	Power Corp. of Canada	5,938,191
233,340	Shaw Communications, Inc., Class B	6,759,632
116,803	TC Energy Corp.	5,779,845
191,085	TELUS Corp.	4,285,385
		72,503,652

	Cayman Islands — 0.8%
514,856	CK Hutchison Holdings Ltd.	4,011,796

	Finland — 1.0%
172,233	Fortum OYJ	4,750,269

	France — 1.9%
82,120	Nexity S.A.	4,107,217
114,979	TotalEnergies SE	5,201,902
		9,309,119

	Germany — 1.5%
15,542	Allianz SE	3,875,594
46,399	BASF SE	3,655,362
		7,530,956

	Hong Kong — 5.7%
1,247,467	BOC Hong Kong Holdings Ltd.	4,233,576
154,680	Hang Seng Bank Ltd.	3,089,895
1,004,093	Henderson Land Development Co., Ltd.	4,759,041
852,520	Hysan Development Co., Ltd.	3,398,309
828,771	New World Development Co., Ltd.	4,307,009
10,268,267	PCCW Ltd.	5,382,565

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
482,340	Swire Pacific Ltd., Class A	$3,270,765
		28,441,160

	Israel — 1.3%
345,584	Plus500 Ltd.	6,381,910

	Italy — 5.6%
2,637,169	A2A S.p.A.	5,390,976
809,742	Anima Holding S.p.A. (b) (c)	4,023,986
182,968	Azimut Holding S.p.A.	4,443,214
256,489	Eni S.p.A.	3,123,427
348,791	Poste Italiane S.p.A. (b) (c)	4,611,395
2,182,714	UnipolSai Assicurazioni S.p.A.	6,335,784
		27,928,782

	Japan — 5.9%
196,654	Aozora Bank Ltd.	4,398,805
327,000	Haseko Corp.	4,479,896
132,576	Idemitsu Kosan Co., Ltd.	3,201,777
297,170	Japan Tobacco, Inc.	5,613,315
139,100	MS&AD Insurance Group Holdings, Inc.	4,016,678
964,700	Resona Holdings, Inc.	3,709,616
114,300	Sumitomo Mitsui Financial Group, Inc.	3,940,492
		29,360,579

	Jersey — 2.4%
4,765,138	Centamin PLC	6,670,706
129,031	Janus Henderson Group PLC	5,007,693
		11,678,399

	Luxembourg — 1.0%
98,724	APERAM S.A.	5,058,237

	Netherlands — 2.3%
30,729	LyondellBasell Industries N.V., Class A	3,161,092
104,264	NN Group N.V.	4,918,032
224,438	SBM Offshore N.V.	3,410,414
		11,489,538

	New Zealand — 0.9%
1,379,828	Spark New Zealand Ltd.	4,629,583

	Singapore — 0.7%
2,085,336	Singapore Telecommunications Ltd.	3,551,290

	South Korea — 11.9%
789,306	BNK Financial Group, Inc.	5,417,871
112,091	DB Insurance Co., Ltd.	5,454,501
670,710	DGB Financial Group, Inc.	5,538,874
115,159	Hana Financial Group, Inc.	4,709,028
839,803	Industrial Bank of Korea	7,830,157
73,512	KB Financial Group, Inc.	3,642,472

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
71,748	KT&G Corp.	$5,377,198
1,950,812	Meritz Securities Co., Ltd.	8,202,366
150,464	Samsung Securities Co., Ltd.	6,005,734
682,454	Woori Financial Group, Inc.	6,938,772
		59,116,973

	Spain — 9.6%
199,175	ACS Actividades de Construccion y Servicios S.A.	5,335,108
309,716	Cia de Distribucion Integral Logista Holdings S.A.	6,368,027
372,955	Enagas S.A.	8,616,859
3,271,214	Mapfre S.A.	6,914,020
224,750	Naturgy Energy Group S.A.	5,777,649
346,169	Red Electrica Corp., S.A.	6,425,892
1,740,315	Telefonica S.A.	8,132,544
		47,570,099

	Sweden — 1.0%
1,128,074	Telia Co., AB	5,006,281

	Switzerland — 2.7%
35,424	Helvetia Holding AG	3,809,444
57,406	Swiss Re AG	5,179,414
10,429	Zurich Insurance Group AG	4,183,999
		13,172,857

	United Kingdom — 7.4%
195,583	British American Tobacco PLC	7,575,388
709,730	Drax Group PLC	4,164,660
1,239,007	Jupiter Fund Management PLC	4,833,243
1,421,457	Legal & General Group PLC	5,065,186
527,343	Phoenix Group Holdings PLC	4,934,152
57,738	Rio Tinto PLC	4,751,399
1,416,191	Standard Life Aberdeen PLC	5,308,929
		36,632,957

	United States — 13.0%
134,450	Altria Group, Inc.	6,410,576
204,256	AT&T, Inc.	5,878,488
46,429	Comerica, Inc.	3,312,245
134,061	First Financial Bancorp	3,167,861
215,637	H&R Block, Inc.	5,063,157
196,492	Huntington Bancshares, Inc.	2,803,941
481,499	Lumen Technologies, Inc.	6,543,571
59,965	Marathon Petroleum Corp.	3,623,085
322,656	Navient Corp.	6,236,941
289,709	Northwest Bancshares, Inc.	3,951,631
46,949	Prudential Financial, Inc.	4,810,864
220,867	Umpqua Holdings Corp.	4,074,996
87,857	Universal Corp.	5,005,213
120,645	Unum Group	3,426,318
		64,308,887

Description	Value

Total Investments — 99.2%	$491,165,940
(Cost $438,729,997) (d)
Net Other Assets and Liabilities — 0.8%	3,724,994
Net Assets — 100.0%	$494,890,934

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,795,960 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,360,017. The net unrealized appreciation was $52,435,943.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$491,165,940	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Sector Allocation	% of Total Long-Term Investments

Financials	47.0%
Communication Services	11.4
Utilities	9.2
Materials	8.9
Consumer Staples	6.1
Real Estate	5.0
Energy	5.0
Industrials	3.2
Consumer Discretionary	3.0
Information Technology	1.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	23.4%
United States Dollar	15.6
Canadian Dollar	14.8
South Korean Won	12.0
British Pound Sterling	10.1
Hong Kong Dollar	9.7
Japanese Yen	6.0
Australian Dollar	3.0
Swiss Franc	2.7
Swedish Krona	1.0
New Zealand Dollar	1.0
Singapore Dollar	0.7
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 1.5%
952,259	AGL Energy Ltd.	$5,856,012

	Bermuda — 0.5%
26,867,081	Concord New Energy Group Ltd.	2,041,598

	Canada — 15.4%
423,011	Boralex, Inc., Class A	12,882,111
502,376	Innergex Renewable Energy, Inc.	8,733,626
901,842	Northland Power, Inc. (b)	30,767,101
511,654	TransAlta Renewables, Inc.	8,597,736
		60,980,574

	Cayman Islands — 0.3%
2,038,068	China High Speed Transmission Equipment Group Co., Ltd. (c)	1,294,086

	China — 9.5%
11,149,106	China Datang Corp. Renewable Power Co., Ltd., Class H	3,202,157
16,009,087	China Longyuan Power Group Corp., Ltd., Class H	27,588,010
2,515,033	China Suntien Green Energy Corp., Ltd., Class H	1,234,145
3,707,886	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	5,797,527
		37,821,839

	Denmark — 15.4%
197,285	Orsted A/S (d) (e)	27,683,604
852,707	Vestas Wind Systems A/S	33,285,656
		60,969,260

	France — 2.4%
547,741	Engie S.A.	7,504,120
44,045	Neoen S.A. (c) (d) (e)	1,978,330
		9,482,450

	Germany — 6.7%
29,531	Energiekontor AG	1,915,392
342,600	Nordex SE (c)	8,319,734
168,805	PNE AG	1,487,189
211,214	RWE AG	7,653,643
90,542	SGL Carbon SE (c)	868,542
211,822	Siemens Energy AG (c)	6,384,675
		26,629,175

	Greece — 0.9%
238,787	Terna Energy S.A.	3,369,378

	Italy — 5.1%
843,887	Enel S.p.A.	7,836,987
544,755	Falck Renewables S.p.A.	3,591,436
248,012	Prysmian S.p.A.	8,890,025
		20,318,448

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 2.1%
1,228,810	Toray Industries, Inc.	$8,175,107

	Netherlands — 0.2%
53,783	SIF Holding N.V.	940,015

	Portugal — 1.9%
1,394,742	EDP - Energias de Portugal S.A.	7,392,538

	South Korea — 2.0%
86,919	CS Wind Corp.	5,981,639
45,968	Dongkuk Structures & Construction Co., Ltd.	241,647
506,737	Unison Co., Ltd. (c)	1,808,891
		8,032,177

	Spain — 12.7%
39,716	Acciona S.A.	5,994,957
322,114	Endesa S.A. (b)	7,814,611
634,959	Iberdrola S.A.	7,739,822
859,668	Siemens Gamesa Renewable Energy S.A.	28,704,868
		50,254,258

	Sweden — 2.6%
115,570	Arise AB (c)	589,457
103,032	Eolus Vind AB, Class B (b)	2,419,863
293,315	SKF AB, Class B	7,468,169
		10,477,489

	Switzerland — 4.1%
278,476	ABB Ltd.	9,447,567
31,431	BKW AG	3,271,338
1,711	Gurit Holding AG	3,735,445
		16,454,350

	United Kingdom — 2.3%
433,889	SSE PLC	9,005,968

	United States — 14.0%
174,062	Alliant Energy Corp.	9,705,697
38,606	American Superconductor Corp. (c)	671,358
66,659	Arcosa, Inc.	3,915,550
60,889	Broadwind, Inc. (b) (c)	275,827
93,874	Duke Energy Corp.	9,267,241
640,724	General Electric Co.	8,624,145
115,740	Hexcel Corp. (c)	7,222,176
109,345	NextEra Energy, Inc.	8,012,802
164,742	TPI Composites, Inc. (c)	7,976,808
		55,671,604

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.6%	$395,166,326
	(Cost $349,875,626)

	Money Market Funds — 0.0%
74,695	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	74,695
	(Cost $74,695)

Principal Value	Description	Value
	Repurchase Agreements — 3.5%
$6,666,069	Bank of America Corp., 0.05% (f), dated 06/30/21, due 07/01/21, with a maturity value of $6,666,078. Collateralized by U.S. Treasury Securities, interest rate of 2.875% to 3.625%, due 02/15/2044 to 05/15/2049. The value of the collateral including accrued interest is $6,799,390. (g)	6,666,069
6,666,069	JPMorgan Chase & Co., 0.05% (f), dated 06/30/21, due 07/01/21, with a maturity value of $6,666,078. Collateralized by U.S. Treasury Securities, interest rate of 0.125% to 2.750%, due 12/31/2022 to 11/15/2023. The value of the collateral including accrued interest is $6,799,392. (g)	6,666,069
426,498	Mizuho Financial Group, Inc., 0.04% (f), dated 06/30/21, due 07/01/21, with a maturity value of $426,498. Collateralized by U.S. Treasury Securities, interest rate of 0.125% to 2.875%, due 07/31/2021 to 11/15/2030. The value of the collateral including accrued interest is $435,028. (g)	426,498
	Total Repurchase Agreements — 3.5%	13,758,636
	(Cost $13,758,636)

	Total Investments — 103.1%	408,999,657
	(Cost $363,708,957) (h)
	Net Other Assets and Liabilities — (3.1)%	(12,438,294)
	Net Assets — 100.0%	$396,561,363

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,930,384 and the total value of the collateral held by the Fund is $13,758,636.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $56,798,294 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,507,594. The net unrealized appreciation was $45,290,700.

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$395,166,326	$395,166,326	$—	$ —
Money Market Funds	74,695	74,695	—	—
Repurchase Agreements	13,758,636	—	13,758,636	—
Total Investments	$408,999,657	$395,241,021	$13,758,636	$ —

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	57.7%
Industrials	39.0
Materials	3.0
Energy	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.9%
United States Dollar	17.0
Canadian Dollar	14.9
Danish Krone	14.9
Hong Kong Dollar	10.1
Swiss Franc	4.0
Swedish Krona	2.6
British Pound Sterling	2.2
Japanese Yen	2.0
South Korean Won	2.0
Australian Dollar	1.4
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 3.0%
8,073	CIMIC Group Ltd.	$119,755
44,324	Downer EDI Ltd.	185,816
1,727	Monadelphous Group Ltd.	13,535
		319,106

	Canada — 4.9%
3,057	Aecon Group, Inc.	44,390
8,454	SNC-Lavalin Group, Inc.	219,943
5,912	Stantec, Inc.	263,789
		528,122

	Cayman Islands — 0.8%
120,326	China State Construction International Holdings Ltd.	82,136

	China — 1.9%
386,901	China Railway Group Ltd., Class H	201,815

	Finland — 0.2%
3,197	YIT OYJ	19,580

	France — 9.1%
8,719	Bouygues S.A.	322,458
2,983	Eiffage S.A.	303,482
3,364	Vinci S.A.	358,957
		984,897

	Germany — 1.9%
2,663	HOCHTIEF AG	204,489

	Ireland — 3.4%
3,857	Kingspan Group PLC	364,228

	Italy — 0.5%
21,943	Webuild S.p.A. (b)	58,230

	Japan — 29.4%
35,100	Chiyoda Corp. (c)	139,332
9,100	COMSYS Holdings Corp.	251,879
25,500	JGC Holdings Corp.	237,567
21,400	Kajima Corp.	271,028
3,200	Kandenko Co., Ltd.	24,973
11,000	Kinden Corp.	179,612
3,370	Kumagai Gumi Co., Ltd.	84,936
9,600	Kyowa Exeo Corp.	236,338
16,600	Maeda Corp.	143,893
4,100	Nippo Corp.	116,806
4,520	Nishimatsu Construction Co., Ltd.	140,773
33,600	Obayashi Corp.	267,058
2,300	Okumura Corp.	60,474
22,400	Penta-Ocean Construction Co., Ltd.	155,859
2,400	Raito Kogyo Co., Ltd.	39,015
35,400	Shimizu Corp.	271,487
3,600	SHO-BOND Holdings Co., Ltd.	149,872
8,900	Taisei Corp.	291,606

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
16,700	Toda Corp.	$114,996
		3,177,504

	Netherlands — 3.6%
4,076	Arcadis N.V.	166,839
4,805	Boskalis Westminster	154,175
24,641	Koninklijke BAM Groep N.V. (c)	68,428
		389,442

	Norway — 0.5%
4,421	Veidekke ASA	59,151

	Philippines — 0.7%
13,300	Manila Electric Co.	75,525

	South Korea — 4.3%
29,039	Daewoo Engineering & Construction Co., Ltd. (c)	204,999
6,872	GS Engineering & Construction Corp.	261,785
		466,784

	Spain — 3.4%
10,145	ACS Actividades de Construccion y Servicios S.A. (b)	271,744
36,615	Sacyr S.A.	92,998
459	Tecnicas Reunidas S.A. (c)	5,807
		370,549

	Sweden — 5.5%
5,824	NCC AB, Class B	99,425
14,342	Peab AB, Class B	177,136
11,950	Skanska AB, Class B	316,969
		593,530

	United Kingdom — 1.9%
47,729	Balfour Beatty PLC	202,428

	United States — 24.7%
5,372	AECOM (c)	340,155
3,342	Dycom Industries, Inc. (c)	249,079
2,404	EMCOR Group, Inc.	296,149
14,604	Fluor Corp. (c)	258,491
4,245	Granite Construction, Inc.	176,295
2,644	Jacobs Engineering Group, Inc.	352,762
7,926	KBR, Inc.	302,377
2,946	MasTec, Inc. (c)	312,570
3,870	Quanta Services, Inc.	350,506
2,128	Tutor Perini Corp. (c)	29,473
		2,667,857

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.7%	$10,765,373
	(Cost $9,747,563)
	Money Market Funds — 2.8%
297,979	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	297,979
	(Cost $297,979)

	Total Investments — 102.5%	11,063,352
	(Cost $10,045,542) (f)
	Net Other Assets and Liabilities — (2.5)%	(266,051)
	Net Assets — 100.0%	$10,797,301

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)

All or a portion of this security is on loan for securities

lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $283,827 and the total value of the collateral held by the Fund is $297,979.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,000,808 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $982,998. The net unrealized appreciation was $1,017,810.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,765,373	$—	$—
Money Market Funds	297,979	—	—
Total Investments	$11,063,352	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	99.2%
Utilities	0.7
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.5%
United States Dollar	24.8
Euro	22.2
Swedish Krona	5.5
Canadian Dollar	4.9
South Korean Won	4.3
Australian Dollar	3.0
Hong Kong Dollar	2.6
British Pound Sterling	1.9
Philippine Peso	0.7
Norwegian Krone	0.6
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Belgium — 2.8%
115,060	Elia Group S.A./N.V.	$12,142,456

	Canada — 0.2%
21,598	Fortis, Inc.	956,020
2,347	Stella-Jones, Inc.	84,500
		1,040,520

	Cayman Islands — 0.1%
834,544	Wasion Holdings Ltd.	261,188

	China — 0.3%
37,846	BYD Co., Ltd., Class H	1,131,827

	France — 8.0%
85,159	Engie S.A.	1,166,689
208,790	Schneider Electric SE	32,847,877
		34,014,566

	Germany — 2.0%
91,148	E. ON SE	1,054,198
390	PSI Software AG	15,538
34,417	Siemens AG	5,453,014
34,027	SMA Solar Technology AG (b)	1,952,008
		8,474,758

	Ireland — 17.9%
227,420	Eaton Corp. PLC	33,699,096
496,435	Johnson Controls International PLC	34,070,334
275,042	nVent Electric PLC	8,592,312
		76,361,742

	Italy — 8.3%
308,738	Enel S.p.A.	2,867,180
454,180	Prysmian S.p.A.	16,280,146
2,162,081	Terna Rete Elettrica Nazionale S.p.A.	16,110,176
		35,257,502

	Japan — 2.1%
3,535	GS Yuasa Corp.	90,209
44,524	Hitachi Ltd.	2,549,324
72,199	Meidensha Corp.	1,435,596
12,553	NEC Corp.	646,322
11,525	NGK Insulators Ltd.	193,371
94,190	Nissin Electric Co., Ltd.	1,189,510
76,426	Osaki Electric Co., Ltd.	418,264
112,870	Panasonic Corp.	1,306,039
18,900	Takaoka Toko Co., Ltd.	230,689
17,386	Toshiba Corp.	751,967
		8,811,291

	Jersey — 8.1%
219,604	Aptiv PLC (c)	34,550,297

	Netherlands — 1.4%
38,779	Alfen Beheer BV (c) (d) (e)	3,621,090

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
11,546	NXP Semiconductors N.V.	$2,375,243
2,927	STMicroelectronics N.V.	106,484
		6,102,817

	South Korea — 4.3%
29,838	Samsung SDI Co., Ltd.	18,493,916

	Spain — 3.4%
771,769	Red Electrica Corp., S.A. (b)	14,326,251

	Switzerland — 8.3%
968,635	ABB Ltd.	32,861,878
38,142	Landis+Gyr Group AG	2,663,035
		35,524,913

	Taiwan — 0.1%
22,048	Advantech Co., Ltd.	273,003

	United Kingdom — 0.7%
152,129	National Grid PLC	1,937,729
44,635	SSE PLC	926,462
		2,864,191

	United States — 31.7%
58,904	Advanced Energy Industries, Inc.	6,639,070
23,605	AES (The) Corp.	615,382
43,290	American Superconductor Corp. (c)	752,813
15,782	Analog Devices, Inc.	2,717,029
1,884	Arcosa, Inc.	110,666
852	AZZ, Inc.	44,117
1,667	Belden, Inc.	84,300
156,110	Cisco Systems, Inc.	8,273,830
1,096	Digi International, Inc. (c)	22,041
27,593	Emerson Electric Co.	2,655,550
1,754	EnerSys	171,418
115,459	Enphase Energy, Inc. (c)	21,201,736
887	ESCO Technologies, Inc.	83,209
2,578	Generac Holdings, Inc. (c)	1,070,257
347,370	General Electric Co.	4,675,600
31,958	Honeywell International, Inc.	7,009,987
2,299	Hubbell, Inc.	429,545
41,112	International Business Machines Corp.	6,026,608
60,351	Itron, Inc. (c)	6,033,893
2,120	MasTec, Inc. (c)	224,932
22,802	MYR Group, Inc. (c)	2,073,158
12,709	NVIDIA Corp.	10,168,471
80,932	Oracle Corp.	6,299,747
173,219	Quanta Services, Inc.	15,688,445
64,015	SolarEdge Technologies, Inc. (c)	17,691,826
1,603	SPX Corp. (c)	97,911
13,208	Tesla, Inc. (c)	8,977,478
10,623	Trimble, Inc. (c)	869,280
899	Valmont Industries, Inc.	212,209
147,490	Veoneer, Inc. (b) (c)	3,399,645
1,893	WESCO International, Inc. (c)	194,638

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
17,854	Willdan Group, Inc. (c)	$672,025
		135,186,816

	Total Common Stocks — 99.7%	424,818,054
	(Cost $362,509,440)

	Money Market Funds — 4.0%
16,953,431	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	16,953,431
	(Cost $16,953,431)

	Total Investments — 103.7%	441,771,485
	(Cost $379,462,871) (h)
	Net Other Assets and Liabilities — (3.7)%	(15,873,660)
	Net Assets — 100.0%	$425,897,825

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $15,507,710 and the total value of the collateral held by the Fund is $16,953,431.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,375,704 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,067,090. The net unrealized appreciation was $62,308,614.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$424,818,054	$—	$—
Money Market Funds	16,953,431	—	—
Total Investments	$441,771,485	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	49.4%
Information Technology	26.7
Utilities	12.3
Consumer Discretionary	11.6
Materials	0.0 *
Total	100.0%

*	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
United States Dollar	60.1%
Euro	24.4
Swiss Franc	8.0
South Korean Won	4.2
Japanese Yen	2.0
British Pound Sterling	0.7
Hong Kong Dollar	0.3
Canadian Dollar	0.2
New Taiwan Dollar	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 7.8%
126,090	Beach Energy Ltd.	$117,256
127,995	Evolution Mining Ltd.	431,955
94,157	Fortescue Metals Group Ltd.	1,648,111
13,080	Mineral Resources Ltd.	527,057
55,282	St Barbara Ltd.	70,688
		2,795,067

	Bermuda — 1.4%
61,446	China Water Affairs Group Ltd.	47,325
318,000	Kunlun Energy Co., Ltd.	293,250
123,000	Nine Dragons Paper Holdings Ltd.	157,784
		498,359

	Brazil — 19.5%
15,180	Cia de Saneamento de Minas Gerais-COPASA	47,123
256,698	Petroleo Brasileiro S.A., ADR	3,139,416
6,937	SLC Agricola S.A.	71,144
163,748	Vale S.A., ADR	3,735,092
		6,992,775

	Canada — 4.3%
25,348	Nutrien Ltd.	1,536,342

	Cayman Islands — 0.2%
97,000	Lee & Man Paper Manufacturing Ltd.	73,834

	China — 2.2%
158,000	China Coal Energy Co., Ltd., Class H	94,218
271,500	China Shenhua Energy Co., Ltd., Class H	532,209
108,000	Yanzhou Coal Mining Co., Ltd., Class H	145,219
		771,646

	France — 4.1%
2,755	Imerys S.A.	128,710
44,806	Veolia Environnement S.A.	1,353,185
		1,481,895

	India — 1.6%
862	Bayer CropScience Ltd.	67,127
171,297	Coal India Ltd.	337,962
73,812	NMDC Ltd.	182,817
		587,906

	Indonesia — 0.3%
1,126,553	Adaro Energy Tbk PT	93,620

	Ireland — 3.1%
20,647	Smurfit Kappa Group PLC	1,120,057

	Japan — 0.2%
9,926	Itoham Yonekyu Holdings, Inc.	63,883

Shares	Description	Value
	Common Stocks (a) (Continued)
	Luxembourg — 0.6%
3,792	APERAM S.A.	$194,288

	Malaysia — 0.4%
34,400	PPB Group Bhd	151,637

	Norway — 1.9%
13,042	Yara International ASA	686,473

	Portugal — 0.2%
17,162	Navigator Co. SA (The)	58,648

	South Africa — 4.4%
8,416	African Rainbow Minerals Ltd.	150,492
20,176	Exxaro Resources Ltd.	237,958
60,461	Impala Platinum Holdings Ltd.	997,056
4,396	Kumba Iron Ore Ltd.	197,201
		1,582,707

	Sweden — 2.3%
21,571	Boliden AB	829,256

	Taiwan — 0.7%
56,098	Taiwan Fertilizer Co., Ltd.	118,588
82,293	YFY, Inc.	134,977
		253,565

	Thailand — 0.1%
105,150	TTW PCL	38,386

	United Kingdom — 26.7%
59,911	BHP Group PLC, ADR	3,576,088
16,754	Ferrexpo PLC	99,146
38,783	Mondi PLC	1,019,857
41,752	Rio Tinto PLC, ADR	3,502,575
18,926	Severn Trent PLC	654,769
53,897	United Utilities Group PLC	726,470
		9,578,905

	United States — 17.5%
2,510	Andersons (The), Inc.	76,630
24,206	Archer-Daniels-Midland Co.	1,466,884
31,401	Cabot Oil & Gas Corp.	548,262
17,123	CF Industries Holdings, Inc.	880,978
26,053	International Paper Co.	1,597,309
2,196	SJW Group (b)	139,007
21,300	Tyson Foods, Inc., Class A	1,571,088
		6,280,158

	Total Common Stocks — 99.5%	35,669,407
	(Cost $33,727,265)

	Money Market Funds — 0.2%
77,400	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	77,400
	(Cost $77,400)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Description	Value

Total Investments — 99.7%	$35,746,807
(Cost $33,804,665) (e)
Net Other Assets and Liabilities — 0.3%	123,000
Net Assets — 100.0%	$35,869,807

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $75,960 and the total value of the collateral held by the Fund is $77,400.
(c)	Rate shown reflects yield as of June 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,087,766 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $145,624. The net unrealized appreciation was $1,942,142.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 06/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$38,386	$—	$38,386	$—
Other Country Categories*	35,631,021	35,631,021	—	—
Money Market Funds	77,400	77,400	—	—
Total Investments	$35,746,807	$35,708,421	$38,386	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	66.5%
Energy	14.7
Consumer Staples	9.5
Utilities	9.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	61.1%
Euro	8.0
Australian Dollar	7.8
British Pound Sterling	7.0
South African Rand	4.4
Hong Kong Dollar	3.8
Swedish Krona	2.3
Norwegian Krone	1.9
Indian Rupee	1.7
New Taiwan Dollar	0.7
Malaysian Ringgit	0.4
Brazilian Real	0.3
Indonesian Rupiah	0.3
Japanese Yen	0.2
Thai Baht	0.1
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 0.8%
18,941	Incitec Pivot Ltd.	$33,807
3,703	Nufarm Ltd. (b)	12,719
		46,526
	Bermuda — 1.9%
1,379	Bunge Ltd.	107,769

	Canada — 5.9%
5,469	Nutrien Ltd.	331,378

	Chile — 1.2%
1,393	Sociedad Quimica y Minera de Chile S.A., ADR	65,931

	China — 0.1%
17,003	China BlueChemical Ltd., Class H	4,971
4,715	First Tractor Co., Ltd., Class H	3,055
		8,026

	Germany — 22.7%
7,068	BASF SE	556,824
8,994	Bayer AG	546,135
4,544	Evonik Industries AG	152,374
1,867	K+S AG (b)	25,414
		1,280,747

	India — 7.7%
438	Bayer CropScience Ltd.	34,109
4,061	Chambal Fertilizers and Chemicals Ltd.	16,751
2,860	Coromandel International Ltd.	34,664
1,315	Escorts Ltd.	21,585
1,874	Godrej Agrovet Ltd. (c) (d)	15,988
12,121	Mahindra & Mahindra Ltd.	126,820
1,478	PI Industries Ltd.	57,871
4,862	Sumitomo Chemical India Ltd.	25,265
2,484	Tata Chemicals Ltd.	24,188
7,451	UPL Ltd.	79,477
		436,718

	Japan — 8.6%
11,800	Kubota Corp.	238,666
1,300	Kumiai Chemical Industry Co., Ltd.	9,946
2,000	Mitsui Chemicals, Inc.	69,040
1,400	Nissan Chemical Corp.	68,554
500	Sakata Seed Corp.	16,427
16,100	Sumitomo Chemical Co., Ltd.	85,359
		487,992

	Malaysia — 2.7%
78,001	Petronas Chemicals Group Bhd	151,436

	Mexico — 0.9%
20,479	Orbia Advance Corp. SAB de CV	53,535

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands — 4.8%
13,203	CNH Industrial N.V.	$220,754
2,055	OCI N.V. (b)	50,001
		270,755

	Norway — 2.4%
2,615	Yara International ASA	137,642

	Qatar — 3.8%
59,000	Industries Qatar QSC	214,708

	Russia — 1.5%
1,263	PhosAgro PJSC	82,438

	Singapore — 3.7%
62,400	Wilmar International Ltd.	208,820

	Switzerland — 0.9%
100	Bucher Industries AG	52,289

	Taiwan — 0.4%
9,557	Taiwan Fertilizer Co., Ltd.	20,203

	Turkey — 0.3%
3,257	Gubre Fabrikalari TAS (b)	19,284

	United States — 29.5%
735	AGCO Corp.	95,829
116	Alamo Group, Inc.	17,711
2,092	CF Industries Holdings, Inc.	107,633
332	Compass Minerals International, Inc.	19,674
5,805	Corteva, Inc.	257,452
1,662	Deere & Co.	586,204
1,257	FMC Corp.	136,007
106	Lindsay Corp.	17,520
3,704	Mosaic (The) Co.	118,195
350	Raven Industries, Inc.	20,247
543	Scotts Miracle-Gro (The) Co.	104,213
433	SiteOne Landscape Supply, Inc. (b)	73,290
1,044	Toro (The) Co.	114,715
		1,668,690

	Total Investments — 99.8%	5,644,887
	(Cost $4,837,094) (e)
	Net Other Assets and Liabilities — 0.2%	10,156
	Net Assets — 100.0%	$5,655,043

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,078,700 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $270,907. The net unrealized appreciation was $807,793.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,644,887	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	52.2%
Industrials	29.7
Health Care	9.7
Consumer Staples	6.2
Consumer Discretionary	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.6%
Euro	23.6
Japanese Yen	8.6
Indian Rupee	7.7
Canadian Dollar	5.9
Qatar Riyal	3.8
Singapore Dollar	3.7
Malaysian Ringgit	2.7
Norwegian Krone	2.4
Russian Ruble	1.5
Mexican Peso	1.0
Swiss Franc	0.9
Australian Dollar	0.8
New Taiwan Dollar	0.4
Turkish Lira	0.3
Hong Kong Dollar	0.1
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Brazil — 22.5%
261,086	Ambev S.A., ADR	$898,136
79,345	B2W Cia Digital (b)	1,060,847
270,289	B3 S.A. - Brasil Bolsa Balcao	910,238
177,826	Banco Bradesco S.A., ADR	912,247
141,561	Banco do Brasil S.A.	914,178
108,140	Centrais Eletricas Brasileiras S.A.	938,164
105,540	Cia Siderurgica Nacional S.A.	928,552
202,861	Cosan S.A.	972,744
144,012	Gerdau S.A. (Preference Shares)	855,305
158,484	Itau Unibanco Holding S.A., ADR	952,489
436,544	Itausa S.A. (Preference Shares)	981,254
156,723	JBS S.A.	919,768
75,672	Localiza Rent a Car S.A.	973,704
101,301	Lojas Renner S.A.	905,921
235,162	Magazine Luiza S.A.	999,975
91,966	Natura & Co. Holding S.A. (b)	1,044,505
240,287	Petro Rio S.A. (b)	944,954
88,478	Petroleo Brasileiro S.A., ADR	1,082,086
78,065	Suzano S.A. (b)	940,145
41,978	Vale S.A., ADR	957,518
365,244	Via Varejo S.A. (b)	1,158,048
138,825	WEG S.A.	938,935
		21,189,713

	Cayman Islands — 25.5%
4,222	Alibaba Group Holding Ltd., ADR (b)	957,465
44,244	ANTA Sports Products Ltd.	1,041,665
4,603	Baidu, Inc., ADR (b)	938,552
8,428	Bilibili, Inc., ADR (b)	1,026,868
6,350	Futu Holdings Ltd., ADR (b)	1,137,221
12,217	JD.com, Inc., ADR (b)	975,039
17,409	KE Holdings, Inc., ADR (b)	830,061
23,886	Meituan, Class B (b) (c) (d)	985,675
7,660	NetEase, Inc., ADR	882,815
88,305	New Oriental Education & Technology Group, Inc., ADR (b)	723,218
23,391	NIO, Inc., ADR (b)	1,244,401
18,395	Pagseguro Digital Ltd., Class A (b)	1,028,648
7,234	Pinduoduo, Inc., ADR (b)	918,863
126,356	Smoore International Holdings Ltd. (c) (d)	700,594
13,693	StoneCo., Ltd., Class A (b)	918,253
22,601	TAL Education Group, ADR (b)	570,223
11,325	Tencent Holdings Ltd.	851,822
57,392	Tencent Music Entertainment Group, ADR (b)	888,428
21,586	Trip.com Group Ltd., ADR (b)	765,440
39,056	Vipshop Holdings Ltd., ADR (b)	784,244
57,969	Wuxi Biologics Cayman, Inc. (b) (c) (d)	1,062,425
239,800	Xiaomi Corp., Class B (b) (c) (d)	833,894
22,778	XP, Inc., Class A (b)	991,982
28,116	XPeng, Inc., ADR (b)	1,248,913

Shares	Description	Value
	Common Stocks (a) (Continued)
	Cayman Islands (Continued)
713,552	Yatra Online, Inc. (b)	$1,612,628
		23,919,337

	China — 3.9%
38,744	BYD Co., Ltd., Class H	1,158,682
1,098,809	China Construction Bank Corp., Class H	864,692
1,374,621	Industrial & Commercial Bank of China Ltd., Class H	807,320
83,081	Ping An Insurance (Group) Co. of China Ltd., Class H	813,764
		3,644,458

	India — 17.7%
29,521	Axis Bank Ltd., GDR (b) (d)	1,484,906
21,096	Dr. Reddy’s Laboratories Ltd., ADR	1,550,767
19,673	HDFC Bank Ltd., ADR (b)	1,438,490
83,598	ICICI Bank Ltd., ADR (b)	1,429,526
77,849	Infosys Ltd., ADR	1,649,620
26,116	Reliance Industries Ltd., GDR (c)	1,478,166
467,576	Sify Technologies Ltd., ADR (b) (e)	1,692,625
25,959	State Bank of India, GDR (d)	1,451,108
69,287	Tata Motors Ltd., ADR (b)	1,578,358
101,524	Vedanta Ltd., ADR	1,441,641
189,861	Wipro Ltd., ADR	1,482,814
		16,678,021

	Jersey — 1.7%
20,209	WNS (Holdings) Ltd., ADR (b)	1,614,093

	Mauritius — 3.8%
72,350	Azure Power Global Ltd. (b)	1,947,662
54,749	MakeMyTrip Ltd. (b)	1,645,207
		3,592,869

	South Korea — 24.5%
8,295	Celltrion Healthcare Co., Ltd. (f)	852,224
3,656	Celltrion, Inc. (f)	871,674
20,954	HMM Co., Ltd. (b)	816,837
3,788	HYBE Co., Ltd. (b)	983,874
3,585	Hyundai Mobis Co., Ltd.	929,556
4,271	Hyundai Motor Co.	908,320
8,160	Kakao Corp.	1,181,086
17,069	KB Financial Group, Inc.	845,758
11,725	Kia Corp.	932,878
4,336	Kumho Petrochemical Co., Ltd.	843,213
1,225	LG Chem Ltd.	924,610
6,603	LG Electronics, Inc.	958,656
2,769	NAVER Corp.	1,026,557
1,156	NCSoft Corp.	841,735
2,827	POSCO	873,592
1,188	Samsung Biologics Co., Ltd. (b) (c) (d)	887,189
7,247	Samsung C&T Corp.	878,405

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
5,887	Samsung Electro-Mechanics Co., Ltd.	$925,276
12,468	Samsung Electronics Co., Ltd.	893,458
1,632	Samsung SDI Co., Ltd.	1,011,531
23,644	Shinhan Financial Group Co., Ltd.	852,414
3,787	SK, Inc.	949,987
7,903	SK Hynix, Inc.	894,759
3,787	SK Innovation Co., Ltd. (b)	993,703
3,166	SK Telecom Co., Ltd.	899,631
		22,976,923

	Total Common Stocks — 99.6%	93,615,414
	(Cost $70,699,380)

	Money Market Funds — 1.8%
1,681,500	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (g) (h)	1,681,500
	(Cost $1,681,500)

	Total Investments — 101.4%	95,296,914
	(Cost $72,380,880) (i)
	Net Other Assets and Liabilities — (1.4)%	(1,300,070)
	Net Assets — 100.0%	$93,996,844

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,623,208 and the total value of the collateral held by the Fund is $1,681,500.
(f)	Non-income producing security which makes payment- in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2020 to June 30, 2021), the Fund received 140 and 50 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively.
(g)	Rate shown reflects yield as of June 30, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,561,259 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,645,225. The net unrealized appreciation was $22,916,034.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$93,615,414	$—	$—
Money Market Funds	1,681,500	—	—
Total Investments	$95,296,914	$—	$—

* See Portfolio of Investments for country breakout.

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.7%
Financials	17.9
Information Technology	12.0
Communication Services	12.0
Materials	8.3
Energy	5.8
Health Care	5.6
Industrials	4.9
Consumer Staples	3.8
Utilities	3.1
Real Estate	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.1%
South Korean Won	24.1
Brazilian Real	17.2
Hong Kong Dollar	9.6
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 0.7%
2,482,123	Telstra Corp., Ltd.	$6,999,132

	Brazil — 0.6%
730,646	Telefonica Brasil S.A., ADR	6,210,491

	Canada — 1.9%
135,254	BCE, Inc.	6,669,956
133,172	Rogers Communications, Inc., Class B	7,079,731
302,817	TELUS Corp.	6,791,152
		20,540,839

	Cayman Islands — 1.2%
158,538	GDS Holdings Ltd., ADR (b)	12,443,648

	China — 2.4%
88,595,433	China Tower Corp., Ltd., Class H (c) (d)	12,209,357
4,215,052	ZTE Corp., Class H	13,164,743
		25,374,100

	Finland — 2.3%
202,913	Elisa OYJ	12,107,170
2,266,452	Nokia OYJ, ADR (b)	12,057,525
		24,164,695

	France — 0.6%
539,380	Orange S.A.	6,149,450

	Germany — 2.4%
318,519	Deutsche Telekom AG	6,727,291
300,353	Infineon Technologies AG	12,044,748
2,480,861	Telefonica Deutschland Holding AG	6,545,225
		25,317,264

	Guernsey — 1.1%
153,047	Amdocs Ltd.	11,839,716

	Hong Kong — 1.1%
10,344,397	Lenovo Group Ltd.	11,897,462

	India — 6.5%
919,468	Bharti Airtel Ltd.	6,502,332
930,043	HCL Technologies Ltd.	12,305,897
619,884	Infosys Ltd., ADR	13,135,342
280,093	Tata Consultancy Services Ltd.	12,607,577
845,894	Tech Mahindra Ltd.	12,466,495
1,496,298	Wipro Ltd., ADR	11,686,087
		68,703,730

	Italy — 1.7%
1,069,404	Infrastrutture Wireless Italiane S.p.A. (c) (d) (e)	12,061,624
12,445,390	Telecom Italia S.p.A.	6,181,744
		18,243,368

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 10.0%
72,032	Fujitsu Ltd.	$13,486,346
207,048	KDDI Corp.	6,457,728
196,071	Kyocera Corp.	12,121,298
773,365	Mitsubishi Electric Corp.	11,225,087
262,359	NEC Corp.	13,508,200
470,166	Nippon Telegraph & Telephone Corp.	12,249,836
1,142,359	Renesas Electronics Corp. (b)	12,349,549
959,098	SoftBank Corp.	12,548,260
125,176	Sony Group Corp.	12,185,773
		106,132,077

	Malaysia — 0.6%
6,667,355	DiGi.Com Bhd	6,632,826

	Netherlands — 2.3%
61,326	NXP Semiconductors N.V.	12,615,985
325,809	STMicroelectronics N.V.	11,823,542
		24,439,527

	New Zealand — 0.6%
2,009,002	Spark New Zealand Ltd.	6,740,581

	Norway — 1.1%
707,758	Telenor ASA	11,927,282

	Philippines — 1.3%
180,025	Globe Telecom, Inc.	6,785,742
246,613	PLDT, Inc., ADR (e)	6,480,990
		13,266,732

	Qatar — 1.1%
5,796,677	Ooredoo QPSC	11,614,051

	Russia — 0.6%
723,710	Mobile TeleSystems PJSC, ADR	6,701,555

	Singapore — 0.6%
3,901,552	Singapore Telecommunications Ltd.	6,644,273

	South Africa — 1.2%
862,421	MTN Group Ltd. (b)	6,234,434
688,096	Vodacom Group Ltd.	6,204,911
		12,439,345

	South Korea — 5.2%
835,076	KT Corp., ADR	11,649,310
91,719	LG Electronics, Inc.	13,316,216
169,850	Samsung Electronics Co., Ltd.	12,171,465
73,180	Samsung SDS Co., Ltd.	12,021,755
23,340	SK Telecom Co., Ltd.	6,632,154
		55,790,900

	Spain — 1.3%
110,650	Cellnex Telecom S.A. (c) (d)	7,048,222

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain (Continued)
1,375,263	Telefonica S.A.	$6,426,645
		13,474,867

	Sweden — 2.9%
491,222	Tele2 AB, Class B (e)	6,692,664
937,126	Telefonaktiebolaget LM Ericsson, Class B	11,777,996
2,775,742	Telia Co., AB	12,318,468
		30,789,128

	Switzerland — 0.6%
11,660	Swisscom AG	6,656,376

	Taiwan — 7.5%
2,928,388	ASE Technology Holding Co., Ltd.	11,771,358
1,657,969	Chunghwa Telecom Co., Ltd.	6,783,615
1,156,466	Delta Electronics, Inc.	12,576,373
341,841	MediaTek, Inc.	11,802,639
3,296,205	Taiwan Mobile Co., Ltd.	12,066,861
104,275	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,529,684
6,624,416	United Microelectronics Corp.	12,624,728
		80,155,258

	Thailand — 0.6%
1,232,700	Advanced Info Service PCL	6,576,964

	United Arab Emirates — 0.6%
1,143,404	Emirates Telecommunications Group Co. PJSC	6,848,315

	United Kingdom — 1.7%
4,467,199	BT Group PLC (b)	11,988,167
3,737,288	Vodafone Group PLC	6,273,015
		18,261,182

	United States — 37.2%
151,171	Advanced Micro Devices, Inc. (b)	14,199,492
45,527	American Tower Corp.	12,298,664
73,679	Analog Devices, Inc.	12,684,577
97,768	Apple, Inc.	13,390,305
33,399	Arista Networks, Inc. (b)	12,100,792
235,119	AT&T, Inc.	6,766,725
26,307	Broadcom, Inc.	12,544,230
208,939	Ciena Corp. (b)	11,886,540
224,050	Cisco Systems, Inc.	11,874,650
89,377	CoreSite Realty Corp.	12,030,144
61,574	Crown Castle International Corp.	12,013,087
150,085	CyrusOne, Inc.	10,734,079
75,207	Digital Realty Trust, Inc.	11,315,645
14,981	Equinix, Inc.	12,023,751
63,459	F5 Networks, Inc. (b)	11,845,257
788,835	Hewlett Packard Enterprise Co.	11,501,214
214,874	Intel Corp.	12,063,026

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
81,902	International Business Machines Corp.	$12,006,014
426,184	Juniper Networks, Inc.	11,656,132
82,782	Keysight Technologies, Inc. (b)	12,782,369
151,692	Lumentum Holdings, Inc. (b)	12,443,295
238,021	Marvell Technology, Inc.	13,883,765
80,354	Microchip Technology, Inc.	12,032,208
155,518	Micron Technology, Inc. (b)	13,215,920
17,689	NVIDIA Corp.	14,152,969
67,407	Qorvo, Inc. (b)	13,188,180
91,860	QUALCOMM, Inc.	13,129,550
38,693	SBA Communications Corp.	12,331,459
72,779	Skyworks Solutions, Inc.	13,955,373
46,828	T-Mobile US, Inc. (b)	6,782,099
119,651	Verizon Communications, Inc.	6,704,045
75,414	VMware, Inc., Class A (b) (e)	12,063,978
95,733	Xilinx, Inc.	13,846,821
		395,446,355

	Total Common Stocks — 99.5%	1,058,421,489
	(Cost $883,202,980)

	Money Market Funds — 2.4%
25,892,677	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	25,892,677
	(Cost $25,892,677)

	Total Investments — 101.9%	1,084,314,166
	(Cost $909,095,657) (h)
	Net Other Assets and Liabilities — (1.9)%	(20,386,512)
	Net Assets — 100.0%	$1,063,927,654

 \

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $24,788,809 and the total value of the collateral held by the Fund is $25,892,677.
(f)	Rate shown reflects yield as of June 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $181,759,447 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,540,938. The net unrealized appreciation was $175,218,509.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,058,421,489	$—	$—
Money Market Funds	25,892,677	—	—
Total Investments	$1,084,314,166	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	56.8%
Communication Services	31.9
Real Estate	7.8
Consumer Discretionary	2.4
Industrials	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.7%
Japanese Yen	9.8
Euro	8.0
New Taiwan Dollar	6.2
South Korean Won	4.1
Indian Rupee	4.1
Hong Kong Dollar	3.4
Swedish Krona	2.8
Canadian Dollar	1.9
British Pound Sterling	1.7
South African Rand	1.2
Norwegian Krone	1.1
Qatar Riyal	1.1
Australian Dollar	0.7
United Arab Emirates Dirham	0.6
Philippine Peso	0.6
New Zealand Dollar	0.6
Swiss Franc	0.6
Singapore Dollar	0.6
Malaysian Ringgit	0.6
Thai Baht	0.6
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Bermuda — 0.8%
589,699	Brilliance China Automotive Holdings Ltd. (b) (c)	$554,435

	Cayman Islands — 5.6%
1,059,291	Geely Automobile Holdings Ltd.	3,335,737
262,803	Yadea Group Holdings Ltd. (d) (e)	565,255
		3,900,992

	China — 10.6%
430,838	BAIC Motor Corp., Ltd., Class H (d) (e)	160,365
115,964	BYD Co., Ltd., Class H	3,468,032
182,800	Chongqing Changan Automobile Co., Ltd., Class B (f)	187,643
536,302	Dongfeng Motor Group Co., Ltd., Class H	482,128
756,886	Great Wall Motor Co., Ltd., Class H	2,446,819
688,035	Guangzhou Automobile Group Co., Ltd., Class H	617,648
		7,362,635

	France — 3.0%
50,548	Renault S.A. (f)	2,042,958

	Germany — 21.9%
25,425	Bayerische Motoren Werke AG	2,692,484
57,879	Daimler AG	5,167,829
23,831	Porsche Automobil Holding SE (Preference Shares)	2,553,352
19,302	Volkswagen AG (Preference Shares)	4,833,797
		15,247,462

	Japan — 26.5%
87,964	Honda Motor Co., Ltd.	2,810,857
146,597	Mazda Motor Corp. (f)	1,377,625
167,435	Mitsubishi Motors Corp. (f)	470,226
546,909	Nissan Motor Co., Ltd. (f)	2,713,992
9,200	Nissan Shatai Co., Ltd.	59,376
138,410	Subaru Corp.	2,730,325
62,211	Suzuki Motor Corp.	2,632,467
64,652	Toyota Motor Corp.	5,650,758
		18,445,626

	Singapore — 0.6%
24,150	Jardine Cycle & Carriage Ltd.	383,613

	South Korea — 7.9%
12,742	Hyundai Motor Co.	2,709,860
34,982	Kia Corp.	2,783,277
		5,493,137

	Taiwan — 0.5%
62,186	China Motor Corp. (f)	171,409
122,095	Yulon Motor Co., Ltd. (f)	186,676
		358,085

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom — 0.6%
16,559	Aston Martin Lagonda Global Holdings PLC (d) (e) (f)	$430,061

	United States — 22.0%
26,098	Canoo, Inc. (f) (g)	259,414
39,775	Fisker, Inc. (f)	766,862
185,488	Ford Motor Co. (f)	2,756,352
90,883	General Motors Co. (f)	5,377,547
27,202	Lordstown Motors Corp., Class A (f) (g)	300,854
8,621	Tesla, Inc. (f)	5,859,694
		15,320,723

	Total Common Stocks — 100.0%	69,539,727
	(Cost $61,648,563)

	Money Market Funds — 0.6%
413,770	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	413,770
	(Cost $413,770)

	Total Investments — 100.6%	69,953,497
	(Cost $62,062,333) (j)
	Net Other Assets and Liabilities — (0.6)%	(404,972)
	Net Assets — 100.0%	$69,548,525

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $554,435 or 0.8% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $400,708 and the total value of the collateral held by the Fund is $413,770.
(h)	Rate shown reflects yield as of June 30, 2021.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,818,027 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,926,863. The net unrealized appreciation was $7,891,164.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$554,435	$—	$554,435	$—
Other Country Categories*	68,985,292	68,985,292	—	—
Money Market Funds	413,770	413,770	—	—
Total Investments	$69,953,497	$69,399,062	$554,435	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	26.4%
Euro	24.7
United States Dollar	22.5
Hong Kong Dollar	16.9
South Korean Won	7.9
British Pound Sterling	0.6
Singapore Dollar	0.5
New Taiwan Dollar	0.5
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 2.6%
760,986	Open Text Corp.	$38,658,089
86,295	Shopify, Inc., Class A (b)	126,075,269
		164,733,358

	Cayman Islands — 6.6%
1,002,556	Alibaba Group Holding Ltd., ADR (b)	227,359,650
5,491,727	Kingsoft Cloud Holdings Ltd., ADR (b) (c)	186,334,297
		413,693,947

	Germany — 1.1%
510,985	SAP SE, ADR (c)	71,772,953

	Jersey — 0.6%
715,167	Mimecast Ltd. (b)	37,939,609

	Netherlands — 0.7%
302,438	Elastic N.V. (b)	44,083,363

	United Kingdom — 1.9%
459,762	Atlassian Corp. PLC, Class A (b)	118,094,467

	United States — 86.5%
212,560	Adobe, Inc. (b)	124,483,638
1,252,119	Akamai Technologies, Inc. (b)	145,997,075
91,015	Alphabet, Inc., Class A (b)	222,239,517
66,553	Amazon.com, Inc. (b)	228,952,968
694,062	Anaplan, Inc. (b)	36,993,505
265,039	Appfolio, Inc., Class A (b)	37,423,507
790,256	Appian Corp. (b) (c)	108,857,764
632,055	Arista Networks, Inc. (b)	228,999,847
972,028	Asana, Inc., Class A (b)	60,294,897
270,494	Avalara, Inc. (b)	43,765,929
343,860	Blackline, Inc. (b)	38,261,302
1,533,727	Box, Inc., Class A (b)	39,186,725
2,703,301	Cisco Systems, Inc.	143,274,953
1,243,951	Citrix Systems, Inc.	145,878,134
435,670	Cloudflare, Inc., Class A (b)	46,111,313
150,088	Coupa Software, Inc. (b)	39,339,566
160,932	Crowdstrike Holdings, Inc., Class A (b)	40,443,821
392,653	Datadog, Inc., Class A (b)	40,867,324
177,320	DocuSign, Inc. (b)	49,573,352
1,075,222	Domo, Inc., Class B (b)	86,910,194
1,307,172	Dropbox, Inc., Class A (b)	39,620,383
304,264	Everbridge, Inc. (b)	41,404,245
2,272,800	Fastly, Inc., Class A (b)	135,458,880
605,609	Five9, Inc. (b)	111,062,635
11,200,234	Hewlett Packard Enterprise Co.	163,299,412
212,644	HubSpot, Inc. (b)	123,911,912
994,883	International Business Machines Corp.	145,839,899
81,421	Intuit, Inc.	39,910,132
12,915,879	Lumen Technologies, Inc.	175,526,796

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
859,127	Microsoft Corp.	$232,737,504
228,199	MicroStrategy, Inc., Class A (b) (c)	151,638,236
1,838,106	Momentive Global, Inc. (b)	38,728,893
612,304	MongoDB, Inc. (b)	221,360,142
1,386,241	NetApp, Inc.	113,422,239
2,724,243	Oracle Corp.	212,055,075
98,421	Palo Alto Networks, Inc. (b)	36,519,112
108,468	Paycom Software, Inc. (b)	39,424,864
210,512	Paylocity Holding Corp. (b)	40,165,690
5,630,103	Pure Storage, Inc., Class A (b)	109,955,912
376,606	Q2 Holdings, Inc. (b)	38,632,243
369,789	Qualys, Inc. (b)	37,234,054
10,629,678	Rackspace Technology, Inc. (b)	208,447,986
450,455	salesforce.com, Inc. (b)	110,032,643
226,331	ServiceNow, Inc. (b)	124,380,201
605,132	Smartsheet, Inc., Class A (b)	43,763,146
150,195	Snowflake, Inc., Class A (b)	36,317,151
884,929	Splunk, Inc. (b)	127,943,035
514,998	Sprout Social, Inc., Class A (b)	46,051,121
827,382	Tabula Rasa HealthCare, Inc. (b) (c)	41,369,100
319,207	Twilio, Inc., Class A (b)	125,818,631
122,712	Veeva Systems, Inc., Class A (b)	38,157,296
1,358,584	VMware, Inc., Class A (b) (c)	217,332,682
156,309	Workday, Inc., Class A (b)	37,317,211
376,725	Workiva, Inc. (b)	41,940,794
261,606	Zendesk, Inc. (b)	37,760,210
107,837	Zoom Video Communications, Inc., Class A (b)	41,736,154
184,095	Zscaler, Inc. (b)	39,775,566
		5,473,906,516

	Total Common Stocks — 100.0%	6,324,224,213
	(Cost $4,822,737,994)

	Money Market Funds — 5.7%
361,551,353	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	361,551,353
	(Cost $361,551,353)

	Total Investments — 105.7%	6,685,775,566
	(Cost $5,184,289,347) (f)
	Net Other Assets and Liabilities — (5.7)%	(359,065,607)
	Net Assets — 100.0%	$6,326,709,959

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $347,037,002 and the total value of the collateral held by the Fund is $361,551,353.
(d)	Rate shown reflects yield as of June 30, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,604,640,736 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $103,154,517. The net unrealized appreciation was $1,501,486,219.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,324,224,213	$—	$—
Money Market Funds	361,551,353	—	—
Total Investments	$6,685,775,566	$—	$—
* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.2%
Consumer Discretionary	7.2
Communication Services	6.3
Health Care	1.3
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Australia — 2.1%
1,999,594	Netwealth Group Ltd.	$25,718,106

	Bermuda — 1.6%
1,419,916	Liberty Latin America Ltd., Class C (b)	20,020,816

	Brazil — 2.1%
2,130,815	Locaweb Servicos de Internet S.A. (c) (d)	11,575,580
1,433,951	Pet Center Comercio e Participacoes S.A.	7,354,556
1,413,357	Petrobras Distribuidora S.A.	7,570,033
		26,500,169

	Canada — 2.1%
318,459	Lightspeed POS, Inc. (b)	26,653,857

	Cayman Islands — 25.5%
269,021	Bilibili, Inc., ADR (b)	32,777,519
4,051,658	Country Garden Services Holdings Co., Ltd.	43,781,681
420,096	Huazhu Group Ltd., ADR (b)	22,185,270
4,239,592	JS Global Lifestyle Co., Ltd. (c) (d)	11,930,900
727,112	Meituan, Class B (b) (c) (d)	30,004,853
398,942	Pagseguro Digital Ltd., Class A (b)	22,308,837
247,764	Sea Ltd., ADR (b)	68,035,994
3,765,562	Sunac Services Holdings Ltd. (c) (d)	13,991,791
1,484,106	Wuxi Biologics Cayman, Inc. (b) (c) (d)	27,199,913
6,580,538	Xiaomi Corp., Class B (b) (c) (d)	22,883,521
140,716	Zai Lab Ltd., ADR (b)	24,905,325
		320,005,604

	China — 5.5%
320,550	CanSino Biologics, Inc., Class H (b) (c) (d)	17,034,238
3,089,257	China Merchants Bank Co., Ltd., Class H	26,359,527
963,764	Pharmaron Beijing Co., Ltd., Class H (c) (d)	25,694,415
		69,088,180

	Denmark — 1.6%
477,647	Genmab A/S, ADR (b)	19,502,327

	France — 3.9%
331,986	Danone S.A.	23,371,090
434,473	La Francaise des Jeux SAEM (c) (d)	25,542,386
		48,913,476

	Germany — 7.2%
100,062	BioNTech SE, ADR (b)	22,401,881

Shares	Description	Value
	Common Stocks (a) (Continued)
	Germany (Continued)
200,378	HelloFresh SE (b)	$19,478,257
789,503	Siemens Healthineers AG (c) (d)	48,380,287
		90,260,425

	Israel — 1.7%
231,655	Inmode Ltd. (b)	21,933,095

	Italy — 2.7%
1,537,868	Nexi S.p.A. (b) (c) (d)	33,753,408

	Japan — 10.0%
197,946	Freee KK (b)	18,191,896
493,316	Mercari, Inc. (b)	26,198,878
4,188,317	SoftBank Corp.	54,797,415
1,544,671	Takeda Pharmaceutical Co., Ltd., ADR	25,996,813
		125,185,002

	Luxembourg — 0.6%
3,481,614	Samsonite International S.A. (b) (c) (d)	7,120,800

	Malaysia — 0.8%
11,422,040	MR DIY Group M Bhd (c) (d)	9,877,183

	Mexico — 1.9%
8,899,092	Becle SAB de CV	23,517,817

	Netherlands — 7.5%
29,265	Adyen N.V. (b) (c) (d)	71,501,194
230,472	Prosus N.V.	22,537,530
		94,038,724

	Norway — 1.3%
830,946	Adevinta ASA (b)	15,923,775

	Saudi Arabia — 9.2%
612,441	Dr. Sulaiman Al Habib Medical Services Group Co.	26,681,827
9,526,175	Saudi Arabian Oil Co. (c) (d)	89,150,734
		115,832,561

	Sweden — 5.4%
394,655	Embracer Group AB (b)	10,675,574
614,436	EQT AB	22,299,789
909,862	Nordnet AB	15,357,330
1,183,558	Sinch AB (b) (c) (d)	19,914,742
		68,247,435

	Switzerland — 1.3%
275,375	Dufry AG (b)	16,309,700

	Thailand — 0.8%
5,208,100	SCG Packaging PCL	10,074,952

	United Arab Emirates — 0.0%
28,680	Abu Dhabi National Oil Co. for Distribution PJSC	33,809

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom — 1.8%
3,154,078	M&G PLC	$9,986,976
4,803,478	Virgin Money UK PLC (b)	13,192,936
		23,179,912

	United States — 2.4%
727,586	Coupang, Inc. (b) (e)	30,427,646

	Virgin Islands — 1.0%
229,479	Capri Holdings Ltd. (b)	13,123,904

	Total Common Stocks — 100.0%	1,255,242,683
	(Cost $1,113,265,844)

	Money Market Funds — 3.3%
41,496,930	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	41,496,930
	(Cost $41,496,930)

	Total Investments — 103.3%	1,296,739,613
	(Cost $1,154,762,774) (h)
	Net Other Assets and Liabilities — (3.3)%	(41,231,389)
	Net Assets — 100.0%	$1,255,508,224

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $40,306,116 and the total value of the collateral held by the Fund is $41,496,930.
(f)	Rate shown reflects yield as of June 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $158,572,528 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,595,689. The net unrealized appreciation was $141,976,839.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,255,242,683	$—	$—
Money Market Funds	41,496,930	—	—
Total Investments	$1,296,739,613	$—	$—

* See Portfolio of Investments for country breakout.

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Health Care	20.7%
Consumer Discretionary	19.9
Information Technology	18.1
Communication Services	16.1
Financials	9.0
Energy	7.1
Consumer Staples	3.7
Industrials	3.5
Real Estate	1.1
Materials	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	28.2%
Euro	18.9
Hong Kong Dollar	17.4
Saudi Riyal	8.9
Japanese Yen	7.6
Swedish Krona	5.3
Canadian Dollar	2.0
Brazilian Real	2.0
Australian Dollar	2.0
Mexican Peso	1.8
British Pound Sterling	1.8
Swiss Franc	1.3
Norwegian Krone	1.2
Thai Baht	0.8
Malaysian Ringgit	0.8
United Arab Emirates Dirham	0.0 *
Total	100.0%

*Amount is less than 0.1%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	France — 1.3%
514,975	Thales S.A.	$52,538,625

	India — 0.4%
773,707	Infosys Ltd., ADR	16,394,851

	Ireland — 6.0%
817,142	Accenture PLC, Class A	240,885,290

	Israel — 6.3%
985,496	Check Point Software Technologies Ltd. (b)	114,445,651
911,037	CyberArk Software Ltd. (b)	118,680,790
587,889	Radware Ltd. (b)	18,095,223
514,363	Tufin Software Technologies Ltd. (b)	4,690,991
		255,912,655

	Japan — 1.5%
1,183,973	Trend Micro, Inc.	62,025,499

	Jersey — 1.4%
1,092,222	Mimecast Ltd. (b)	57,942,377

	United Kingdom — 3.4%
5,132,304	Avast PLC (c) (d)	34,773,381
13,203,131	BAE Systems PLC	95,337,378
283,225	Ultra Electronics Holdings PLC	8,971,867
		139,082,626

	United States — 79.6%
1,148,971	A10 Networks, Inc. (b)	12,937,413
1,009,407	Akamai Technologies, Inc. (b)	117,696,856
1,357,393	Booz Allen Hamilton Holding Corp.	115,622,736
4,358,546	Cisco Systems, Inc.	231,002,938
1,404,854	Cloudflare, Inc., Class A (b)	148,689,747
1,037,882	Crowdstrike Holdings, Inc., Class A (b)	260,830,125
621,717	F5 Networks, Inc. (b)	116,049,695
5,153,472	FireEye, Inc. (b)	104,203,204
527,533	Fortinet, Inc. (b)	125,653,085
4,378,394	Juniper Networks, Inc.	119,749,076
1,121,996	Leidos Holdings, Inc.	113,433,796
304,752	ManTech International Corp., Class A	26,373,238
1,036,520	Okta, Inc. (b)	253,615,714
362,705	OneSpan, Inc. (b)	9,263,486
317,379	Palo Alto Networks, Inc. (b)	117,763,478
667,117	Proofpoint, Inc. (b)	115,918,250
806,995	Qualys, Inc. (b)	81,256,327
1,149,031	Rapid7, Inc. (b)	108,732,803
1,354,221	Ribbon Communications, Inc. (b)	10,305,622
2,271,842	Sailpoint Technologies Holdings, Inc. (b)	116,022,971
854,108	Science Applications International Corp.	74,930,895

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
951,173	Splunk, Inc. (b)	$137,520,592
1,832,405	Tenable Holdings, Inc. (b)	75,769,947
2,377,215	Varonis Systems, Inc. (b)	136,975,128
524,219	VeriSign, Inc. (b)	119,359,424
730,146	VMware, Inc., Class A (b)	116,801,456
1,407,646	Zix Corp. (b)	9,923,904
1,187,259	Zscaler, Inc. (b)	256,519,180
		3,232,921,086

	Total Investments — 99.9%	4,057,703,009
	(Cost $3,118,473,057) (e)
	Net Other Assets and Liabilities — 0.1%	4,068,132
	Net Assets — 100.0%	$4,061,771,141

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $940,277,044 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,047,092. The net unrealized appreciation was $939,229,952.

ADR	-	American Depositary Receipt

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,057,703,009	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	88.0%
Industrials	12.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	93.8%
British Pound Sterling	3.4
Japanese Yen	1.5
Euro	1.3
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

Nasdaq®, OMX®, NASDAQ OMX®, ISE BICKTM Index, ISE CTA Cloud Computing IndexTM, ISE Global Engineering and ConstructionTM Index, Nasdaq CTA Cybersecurity IndexTM, and NASDAQ Global Auto IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, NASDAQ OMX®, Clean Edge®, NASDAQ OMX Clean Edge Smart Grid Infrastructure IndexSM, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx NextG ETF

Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM, (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust STOXX® European Select Dividend Index Fund

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Austria — 0.5%
552	BAWAG Group AG (b) (c)	$29,375

	Belgium — 0.7%
342	D’ieteren Group	41,364

	Cyprus — 1.3%
773	HeadHunter Group PLC, ADR	32,752
789	Ozon Holdings PLC, ADR (d)	46,251
		79,003

	Denmark — 5.8%
252	Better Collective A/S (d)	5,977
733	DSV PANALPINA A/S	170,941
2,030	Genmab A/S, ADR (d)	82,885
387	Netcompany Group A/S (b) (c)	43,969
2,111	Scandinavian Tobacco Group A/S (b) (c)	43,087
		346,859

	Finland — 1.3%
766	Kojamo OYJ	17,502
1,584	Terveystalo OYJ (b) (c)	21,412
367	TietoEVRY OYJ	11,593
911	Tokmanni Group Corp.	25,191
		75,698

	France — 7.8%
1,815	Danone S.A.	127,772
696	Dassault Systemes SE	168,770
2,501	La Francaise des Jeux SAEM (b) (c)	147,032
281	Maisons du Monde S.A. (b) (c) (d)	6,964
202	Talend S.A., ADR (d)	13,251
155	Valneva SE, ADR (d)	4,084
		467,873

	Germany — 18.6%
632	About You Holding AG (d)	19,109
791	BioNTech SE, ADR (d)	177,089
619	DWS Group GmbH & Co. KGaA (b) (c)	28,053
1,366	HelloFresh SE (d)	132,786
7,386	Siemens Healthineers AG (b) (c)	452,610
3,929	Traton SE	124,576
2,264	Uniper SE	83,382
3,129	Vantage Towers AG	100,769
		1,118,374

	Ireland — 2.1%
583	Adient PLC (d)	26,352
3,112	nVent Electric PLC	97,219
		123,571

	Israel — 3.2%
166	Fiverr International Ltd. (d)	40,254
440	Global-e Online Ltd. (d)	25,115

Shares	Description	Value
	Common Stocks (a) (Continued)
	Israel (Continued)
591	Inmode Ltd. (d)	$55,956
428	Kornit Digital Ltd. (d)	53,213
230	SimilarWeb Ltd. (d)	4,531
356	ZIM Integrated Shipping Services Ltd.	15,995
		195,064

	Italy — 5.0%
5,006	Italgas S.p.A.	32,718
9,865	Nexi S.p.A. (b) (c) (d)	216,519
9,281	Pirelli & C S.p.A. (b) (c)	53,880
		303,117

	Jersey — 3.4%
1,063	Aptiv PLC (d)	167,242
617	Atotech Ltd. (d)	15,752
534	Janus Henderson Group PLC	20,724
		203,718

	Luxembourg — 0.8%
3,353	Global Fashion Group S.A. (d)	50,771

	Netherlands — 16.4%
159	Adyen N.V. (b) (c) (d)	388,474
2,456	CTP N.V. (b) (c) (d)	49,507
529	IMCD N.V.	84,116
268	MYT Netherlands Parent BV, ADR (d)	8,155
722	NXP Semiconductors N.V.	148,530
2,985	Prosus N.V.	291,899
836	Technip Energies N.V. (d)	11,459
		982,140

	Norway — 1.7%
3,178	Adevinta ASA (d)	60,901
5,934	Elkem ASA (b) (c)	21,585
1,036	Europris ASA (b) (c)	6,498
1,260	Pexip Holding ASA (d)	11,254
		100,238

	Spain — 0.3%
3,375	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	7,071
9,797	Unicaja Banco S.A. (b) (c)	10,049
		17,120

	Sweden — 14.7%
440	Ambea AB (b) (c)	3,275
1,261	Bravida Holding AB (b) (c)	18,241
525	CELLINK AB, Class B (d)	26,023
372	Cibus Nordic Real Estate AB	8,885
424	Cint Group AB (d)	4,766
1,548	Embracer Group AB (d)	41,874
3,909	EQT AB	141,870
834	Evolution AB (b) (c)	131,794

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
314	Hemnet Group AB (d)	$7,063
403	Instalco AB (c)	16,717
4,215	Lifco AB, Class B	98,503
1,399	Medicover AB, Class B	38,334
486	MIPS AB (c)	41,796
3,094	Nordnet AB publ	52,223
1,831	Oatly Group AB, ADR (d)	44,786
369	Olink Holding AB, ADR (d)	12,701
4,471	Sinch AB (b) (c) (d)	75,230
3,203	Tele2 AB, Class B	43,639
1,617	Thule Group AB (b) (c)	71,685
		879,405

	Switzerland — 2.8%
843	Dufry AG (d)	49,928
1,044	SIG Combibloc Group AG	28,367
278	VAT Group AG (b) (c)	92,421
		170,716

	United Kingdom — 11.4%
23,252	Airtel Africa PLC (b) (c)	24,783
1,273	AJ Bell PLC	7,639
3,894	Allfunds Group PLC (d)	67,773
310	Auction Technology Group PLC (d)	4,940
2,843	Biffa PLC (b) (c) (d)	12,781
6,386	Cineworld Group PLC (d)	6,841
2,895	Civitas Social Housing PLC (c)	4,621
12,460	ConvaTec Group PLC (b) (c)	41,469
3,094	Dr. Martens PLC (d)	19,046
680	Endava PLC, ADR (d)	77,098
824	Energean PLC (d)	8,138
1,532	Finablr PLC (b) (d) (e) (f) (g)	0
1,418	Forterra PLC (b) (c)	5,296
6,439	Just Group PLC (d)	8,297
37,963	M&G PLC	120,205
2,122	Moonpig Group PLC (d)	12,587
60,641	Natwest Group PLC	170,453
3,403	Network International Holdings PLC (b) (c) (d)	17,215
5,709	Ninety One PLC	17,390
5,369	Quilter PLC (b) (c)	11,048
2,538	Trustpilot Group PLC (b) (c) (d)	11,986
13,363	Virgin Money UK PLC (d)	36,702
		686,308

	United States — 0.7%
1,729	Veoneer, Inc. (d)	39,853

	Virgin Islands — 1.3%
1,404	Capri Holdings Ltd. (d)	80,295
	Total Common Stocks — 99.8%	5,990,862
	(Cost $5,123,047)

Shares	Description	Value
	Money Market Funds — 0.6%
32,903	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	$32,903
	(Cost $32,903)

	Total Investments — 100.4%	6,023,765
	(Cost $5,155,950) (j)
	Net Other Assets and Liabilities — (0.4)%	(22,863)
	Net Assets — 100.0%	$6,000,902

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of June 30, 2021.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(i)	This security serves as collateral for securities lending. The corresponding security on loan was sold on June 23, 2021, however, all collateral remained invested in Goldman Sachs Financial Square Treasury Obligations Fund as of June 30, 2021.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $905,816 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,001. The net unrealized appreciation was $867,815.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$686,308	$686,308	$—	$ —	**
Other Country Categories*	5,304,554	5,304,554	—	—
Money Market Funds	32,903	32,903	—	—
Total Investments	$6,023,765	$6,023,765	$—	$ —	**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.7%
Information Technology	19.7
Health Care	15.3
Industrials	13.7
Financials	12.2
Communication Services	5.1
Consumer Staples	3.6
Utilities	1.9
Real Estate	1.3
Materials	1.2
Energy	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	46.5%
United States Dollar	22.0
Swedish Krona	13.7
British Pound Sterling	9.0
Danish Krone	4.3
Swiss Franc	2.8
Norwegian Krone	1.7
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
June 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 96.7%
	Australia — 1.2%
17,904	Afterpay Ltd. (b)	$1,586,684

	Canada — 9.6%
8,514	Shopify, Inc., Class A (b)	12,451,416

	Cayman Islands — 49.7%
47,248	Alibaba Group Holding Ltd., ADR (b)	10,714,902
20,566	Baidu, Inc., ADR (b)	4,193,407
16,388	Bilibili, Inc., ADR (b)	1,996,714
67,693	JD.com, Inc., ADR (b)	5,402,578
64,000	Kuaishou Technology (b) (c) (d)	1,605,708
315,254	Meituan, Class B (b) (c) (d)	13,009,207
30,231	NetEase, Inc., ADR	3,484,123
15,183	Pagseguro Digital Ltd., Class A (b)	849,033
26,470	Pinduoduo, Inc., ADR (b)	3,362,219
43,238	Ping An Healthcare and Technology Co., Ltd. (b) (c) (d)	538,505
20,214	Sea Ltd., ADR (b)	5,550,764
157,135	Tencent Holdings Ltd.	11,819,075
34,826	Trip.com Group Ltd., ADR (b)	1,234,930
29,898	Vipshop Holdings Ltd., ADR (b)	600,352
		64,361,517

	Germany — 4.3%
14,087	Delivery Hero SE (b) (c) (d)	1,860,783
11,147	HelloFresh SE (b)	1,083,573
6,947	Scout24 AG (c) (d)	585,843
11,982	TeamViewer AG (b) (c) (d)	450,666
12,794	Zalando SE (b) (c) (d)	1,546,627
		5,527,492

	Isle of Man — 0.8%
44,156	Entain PLC (b)	1,066,167

	Israel — 1.0%
4,226	Wix.com Ltd. (b)	1,226,723

	Japan — 3.8%
32,272	M3, Inc.	2,356,747
34,182	Nexon Co., Ltd.	761,822
67,773	Rakuten Group, Inc.	764,997
202,076	Z Holdings Corp.	1,012,790
		4,896,356

	Luxembourg — 1.9%
8,923	Spotify Technology S.A. (b)	2,459,090

	Netherlands — 8.1%
2,294	Adyen N.V. (b) (c) (d)	5,604,775
31,862	Prosus N.V.	3,115,740
24,159	Yandex N.V., Class A (b)	1,709,249
		10,429,764

	New Zealand — 0.7%
9,148	Xero Ltd. (b)	940,582

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Africa — 5.3%
32,850	Naspers Ltd., Class N	$6,897,097

	South Korea — 6.3%
22,764	Kakao Corp.	3,294,883
10,903	NAVER Corp.	4,042,092
1,209	NCSoft Corp.	880,327
		8,217,302

	United Kingdom — 4.0%
10,204	Atlassian Corp. PLC, Class A (b)	2,620,999
73,091	Auto Trader Group PLC (b) (c) (d)	640,410
45,750	Ocado Group PLC (b)	1,267,616
66,043	Rightmove PLC	593,273
		5,122,298

	Total Investments — 96.7%	125,182,488
	(Cost $111,238,923) (e)
	Net Other Assets and Liabilities — 3.3%	4,284,420
	Net Assets — 100.0%	$129,466,908

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,121,865 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,178,300. The net unrealized appreciation was $13,943,565.

ADR	-	American Depositary Receipt

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$125,182,488	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	41.5%
Communication Services	35.6
Information Technology	20.6
Health Care	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.3%
Hong Kong Dollar	21.5
Euro	11.4
Canadian Dollar	9.9
South Korean Won	6.6
South African Rand	5.5
Japanese Yen	3.9
British Pound Sterling	2.9
Australian Dollar	2.0
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Dow Jones International Internet ETF (FDNI)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

IPOX® and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.